Unaudited Condensed Consolidated Statements of Loss and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Condensed Consolidated Interim Statements of Loss and Comprehensive Loss
Sales	$ 73,096	$ 3,935
Cost of sales	12,870	5,849
Gross Profit (Loss) before gain on change in fair value of biological assets	60,226	(1,914)
Gain on change in fair value of biological assets	33,078
Gross Profit (Loss)	93,304	(1,914)
Operating expenses
Depreciation and amortization	1,511,138
Consulting and professional fees	2,366,997	142,188
Personnel expenses	3,782,727
Share based payment expenses to social development trust	2,174,908
General and administrative expenses	1,175,647	1,401
Total operating expenses	11,011,417	143,589
Operating loss	(10,918,113)	(145,503)
Other (expense) income:
Finance income	747
Finance expense	(36,606)
Foreign exchange loss, net	(180,990)	(969)
Gain on bargain purchase	12,760,356
Other income	207	55
Change in fair value of financial assets measured at FVTPL	(472,311)
Total other (expense) income:	12,071,403	(914)
Net income (loss) from continuing operations	1,153,290	(146,417)
Loss from discontinued operations	(3,747,034)	(1,525,935)
Net loss	(2,593,744)	(1,672,352)
Translation adjustment	(1,019,498)	(184,492)
Comprehensive loss	$ (3,613,242)	$ (1,856,844)
Earnings per share
Earnings (loss) per share from continuing operations - basic	$ 0.04	$ (0.01)
Earnings (loss) per share from continuing operations - diluted	0.04	(0.01)
Loss per share - basic	(0.10)	(0.13)
Loss per share - diluted	$ (0.10)	$ (0.13)
Weighted average common shares outstanding - basic	26,835,444	13,129,212
Weighted average common shares outstanding - diluted	26,835,444	13,129,212